Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	$ 1,633	$ 5,425
Ending Balance	1,427	1,633	$ 5,425
Intangible assets other than goodwill	1,427	1,633	5,425
Cost [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	13,905	17,172	13,883
Additions	496	58	3,370
Disposals		(3,315)	(81)
Reclassifications		(10)
Ending Balance	14,401	13,905	17,172
Intangible assets other than goodwill	14,401	13,905	17,172
Accumulated amortization [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	12,272	11,747	10,974
Amortization	702	1,176	838
Disposals		(609)	(65)
Reclassifications		(42)
Ending Balance	12,974	12,272	11,747
Intangible assets other than goodwill	$ 12,974	$ 12,272	$ 11,747